LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease right-of-use assets	$ 9,698	$ 5,073
Other current liabilities	2,404	1,453
Operating lease liabilities	6,613	3,509
Total operating lease liabilities	$ 9,017	$ 4,962
Weighted Average Remaining Lease Term, Operating leases	2 years 10 months 24 days	4 years 3 months 18 days
Minimum [Member]
Operating Leases
Weighted Average Discount Rate, Operating leases	2.00%	2.00%
Maximum [Member]
Operating Leases
Weighted Average Discount Rate, Operating leases	7.84%	5.80%